Exhibit 99.10 Schedule 2

Data Compare Summary (Total)
Run Date - 6/3/2024 1:14:29 PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
City	0	8	0.00%	8
State	0	8	0.00%	8
Original Loan Amount	0	8	0.00%	8
Original Term	0	6	0.00%	8
Original Interest Rate	0	8	0.00%	8
Representative FICO	0	8	0.00%	8
Property Type	2	8	25.00%	8
Occupancy	3	8	37.50%	8
Purpose	0	8	0.00%	8
Doc Type	3	4	75.00%	8
Margin	3	6	50.00%	8
# of Units	0	8	0.00%	8
Contract Sales Price	1	6	16.67%	8
Refi Purpose	0	4	0.00%	8
Original LTV	0	8	0.00%	8
LTV Valuation Value	0	6	0.00%	8
Street	0	2	0.00%	8
Zip	0	2	0.00%	8
Borrower First Name	0	2	0.00%	8
Borrower Last Name	1	2	50.00%	8
Coborrower First Name	0	1	0.00%	8
Coborrower Last Name	0	1	0.00%	8
Amortization Type	0	2	0.00%	8
Product Description	1	2	50.00%	8
Investor: Qualifying Total Debt Ratio	0	1	0.00%	8
PITIA Reserves Months	1	2	50.00%	8
Borrower Citizenship	0	2	0.00%	8
Coborrower Citizenship	1	1	100.00%	8
Residual Income Amount	1	2	50.00%	8
Subject Debt Service Coverage Ratio	1	1	100.00%	8
Total	18	135	13.33%	8